Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	$ 15,415	$ 18,348
Financial assets: Loans receivable, net, Fair Value Disclosure	943,143	840,134
Financial assets: Mortgage servicing rights, Fair Value Disclosure	226	220
Financial assets: Regulatory stock, Fair Value Disclosure	4,844	3,926
Financial assets: Bank owned life insurance, Fair Value Disclosure	38,763	37,932
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,719	3,776
Financial liabilities: Deposits, Fair Value Disclosure	961,120	945,773
Financial liabilities: Short-term borrowings, Fair Value Disclosure	62,256	53,046
Financial liabilities: Other borrowings, Fair Value Disclosure	56,618	52,043
Financial liabilities: Accrued interest payable, Fair Value Disclosure	2,432	1,806
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure
Financial assets: Cash and cash equivalents	15,415	18,348
Financial assets: Loans receivable, net	916,072	841,730
Financial assets: Mortgage servicing rights	187	178
Financial assets: Regulatory stock	4,844	3,926
Financial assets: Bank owned life insurance	38,763	37,932
Financial assets: Accrued interest receivable	3,719	3,776
Financial liabilities: Deposits	957,529	946,780
Financial liabilities: Short-term borrowings	62,256	53,046
Financial liabilities: Other borrowings	56,438	52,284
Financial liabilities: Accrued interest payable	2,432	1,806
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure	15,415	18,348
Financial assets: Loans receivable, net, Fair Value Disclosure
Financial assets: Mortgage servicing rights, Fair Value Disclosure
Financial assets: Regulatory stock, Fair Value Disclosure	4,844	3,926
Financial assets: Bank owned life insurance, Fair Value Disclosure	38,763	37,932
Financial assets: Accrued interest receivable, Fair Value Disclosure	3,719	3,776
Financial liabilities: Deposits, Fair Value Disclosure	596,811	601,604
Financial liabilities: Short-term borrowings, Fair Value Disclosure	62,256	53,046
Financial liabilities: Other borrowings, Fair Value Disclosure
Financial liabilities: Accrued interest payable, Fair Value Disclosure	2,432	1,806
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure
Financial assets: Loans receivable, net, Fair Value Disclosure
Financial assets: Mortgage servicing rights, Fair Value Disclosure
Financial assets: Regulatory stock, Fair Value Disclosure
Financial assets: Bank owned life insurance, Fair Value Disclosure
Financial assets: Accrued interest receivable, Fair Value Disclosure
Financial liabilities: Deposits, Fair Value Disclosure
Financial liabilities: Short-term borrowings, Fair Value Disclosure
Financial liabilities: Other borrowings, Fair Value Disclosure
Financial liabilities: Accrued interest payable, Fair Value Disclosure
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and cash equivalents, Fair Value Disclosure
Financial assets: Loans receivable, net, Fair Value Disclosure	943,143	840,134
Financial assets: Mortgage servicing rights, Fair Value Disclosure	226	220
Financial assets: Regulatory stock, Fair Value Disclosure
Financial assets: Bank owned life insurance, Fair Value Disclosure
Financial assets: Accrued interest receivable, Fair Value Disclosure
Financial liabilities: Deposits, Fair Value Disclosure	364,309	344,169
Financial liabilities: Short-term borrowings, Fair Value Disclosure
Financial liabilities: Other borrowings, Fair Value Disclosure	56,618	52,043
Financial liabilities: Accrued interest payable, Fair Value Disclosure
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit, Fair Value Disclosure